Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Accounting Policies [Abstract]
Accrual at beginning of year		$ 241	[1]	$ 330
Additions charged to warranty expense				56
Expiring warranties				(145)
Sale of consumer segment	[2]	(241)
Total	[1]			241
Less: current portion				(241)
Long term accrued warranty

[1]	Included in liabilities related to assets held for sale.
[2]	The buyer of the remaining consumer products business assumed the warranty obligations.